Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB

Accounts receivable, gross	205,234,488	118,055,506
Less: allowance for credit loss	(13,845,960)	(8,875,133)
Accounts receivable, net	191,388,528	109,180,373

Schedule of provision for current expected credit loss

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB

Balance as of January 1	15,834,902	12,573,550	13,845,960
Addition (Reversal)	3,270,564	2,182,083	(4,970,827)
Write offs	(6,531,916)	(909,673)	—
Balance as of December 31	12,573,550	13,845,960	8,875,133